Supplementary Information for Greenfire Resources Inc. – Oil and Gas (Unaudited) (Details) - Schedule of Net Capitalized Costs Relating to Petroleum and Natural Gas Producing Activities - CAD ($)
$ in Millions
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Net Capitalized Costs Relating to Petroleum and Natural Gas Producing Activities [Abstract]
Proved oil and gas properties	$ 1,091	$ 1,058	$ 1,017
Unproved oil and gas properties	0	0	0
Total capitalized costs	1,091	1,058	1,017
Accumulated depletion and depreciation	(163)	(96)	(28)
Net Capitalized Costs	$ 928	$ 962	$ 989